UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21652
                                                     ---------

                     FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

                            2455 Corporate West Drive
                                 Lisle, IL 60532
                                 ---------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell
                            2455 Corporate West Drive
                                 Lisle, IL 60532
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 505-3700
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------

             Date of reporting period: July 1, 2008 - June 30, 2009
                                       ----------------------------

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21652
Reporting Period: 07/01/2008 - 06/30/2009
Fiduciary/Claymore MLP Opportunity Fund









=================== FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND ====================


ABRAXAS PETROLEUM CORPORATION

Ticker:       AXAS           Security ID:  003830106
Meeting Date: MAY 21, 2009   Meeting Type: Annual
Record Date:  APR 15, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
01.1  Election of Directors - FRANKLIN A.     For       For          Management
      BURKE
01.2  Election of Directors - PAUL A. POWELL, For       For          Management
      JR.
02    Ratify Appointment of Independent       For       For          Management
      Auditors


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COPANO ENERGY LLC

Ticker:       CPNO           Security ID:  217202100
Meeting Date: MAY 14, 2009   Meeting Type: Annual
Record Date:  MAR 16, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Directors                         For       For          Management
2     Approve Amdmt to Long-Term Incen Plan   For       For          Management
3     Ratify Auditors                         For       For          Management


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COPANO ENERGY, L.L.C.

Ticker:       CPNO           Security ID:  217202100
Meeting Date: MAY 14, 2009   Meeting Type: Annual
Record Date:  MAR 16, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
01.1  Election of Directors - JAMES G. CRUMP  For       For          Management
01.2  Election of Directors - ERNIE L. DANNER For       For          Management
01.3  Election of Directors - JOHN R. ECKEL,  For       For          Management
      JR.
01.4  Election of Directors - SCOTT A.        For       For          Management
      GRIFFITHS
01.5  Election of Directors - MICHAEL L.      For       For          Management
      JOHNSON
01.6  Election of Directors - T. WILLIAM      For       For          Management
      PORTER
01.7  Election of Directors - WILLIAM L.      For       For          Management
      THACKER
02    Approve Stock Compensation Plan         For       For          Management
03    Ratify Appointment of Independent       For       For          Management
      Auditors


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CROSSTEX ENERGY

Ticker:       XTEX           Security ID:  22765U102
Meeting Date: MAY 7, 2009    Meeting Type: Special
Record Date:  MAR 17, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Long-Term  Incen Plan: Increase   For       For          Management
      Units
2     Amend Long-Term  Incen Plan: Option     For       For          Management
      Exchg


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ENERGY TRANSFER PARTNERS, L.P.

Ticker:       ETP            Security ID:  29273R109
Meeting Date: DEC 16, 2008   Meeting Type: Special
Record Date:  NOV 21, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
01    Approve Stock Compensation Plan         For       For          Management


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MAGELLAN MIDSTREAM PARTNERS L.P.

Ticker:       MMP            Security ID:  559080106
Meeting Date: APR 22, 2009   Meeting Type: Annual
Record Date:  FEB 24, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
01.1  Election of Directors - GEORGE A.       For       For          Management
      O'BRIEN, JR.

========== END NPX REPORT

                                   SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Fiduciary/Claymore MLP Opportunity Fund
---------------------------------------

By:      /s/ J. Thomas Futrell
         ----------------------------------------
Name:    J. Thomas Futrell
Title:   Chief Executive Officer
Date:    August 13, 2009